Financial Risk and Insurance Management - Summary of Contingent Consideration and Put Liability (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Put Liability [Member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Percentage of expected cash flow	10.00%	10.00%
Percentage of risk adjusted discount rate	1.00%	1.00%
Put Liability [Member] | Top of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date	S/ (2,227)	S/ (2,507)
Put liability		888
Put Liability [Member] | Bottom of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date	S/ 2,227	2,507
Put liability		S/ (914)
Contingent consideration [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Percentage of expected cash flow	10.00%	10.00%
Percentage of risk adjusted discount rate	1.00%	1.00%
Contingent consideration [member] | Top of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date	S/ (7,005)	S/ (6,893)
Put liability	(469)	153
Contingent consideration [member] | Bottom of range [member]
Disclosure Of Fair Value Of Contingent Consideration And Put Liability [Line Items]
Contingent consideration recognised as of acquisition date	7,005	6,893
Put liability	S/ 469	S/ (154)